Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities And Other Liabilities [Abstract]
Accrued salaries	$ 13,821	$ 3,404
Accrued bonus	221	3,346
Accrued tooling and equipment charges	141	865
Accrued professional fees	1,262	2,287
Construction payable	319	4,850
Advance received from customers	10,821	16,644
Others	2,275	2,032
Accrued expenses and other payables	$ 28,860	$ 33,428